Advances for Vessels Acquisitions, Vessels, net and Vessels Held for Sale, Vessels Held for Sale (Details) $ in Thousands	Dec. 31, 2021 USD ($)
M/T Eco Los Angeles [Member]
Net Assets [Abstract]
Carrying amount	$ 35,818
M/T Eco City of Angels [Member]
Net Assets [Abstract]
Carrying amount	$ 35,818